BANK BORROWINGS (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term	150 days
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term	5 days
Term Loans [Member]
Short-Term Debt [Line Items]
Debt instrument term	5 years
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.50%	2.50%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.25%	3.25%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Annual interest rate	6.20%	6.20%
Debt instrument term	150 days
Trust Receipts [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	6.20%	6.20%